CONDENSED SEPARATE FINANCIAL INFORMATION OF VEON (Notes)	12 Months Ended
Dec. 31, 2019
Condensed Financial Information Disclosure [Abstract]
CONDENSED SEPARATE FINANCIAL INFORMATION OF VEON
CONDENSED SEPARATE FINANCIAL INFORMATION OF VEON
Certain of the consolidated entities by VEON Ltd. are restricted from remitting funds in the form of cash dividends or loans by a variety of regulations, contractual or local statutory requirements.
Regulation S-X requires that condensed financial information of the registrant shall be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. For purposes of the above test, restricted net assets of consolidated subsidiaries means that amount of the registrant’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party.
The Company performed a test on the restricted net assets of consolidated subsidiaries and concluded the restricted net assets exceed 25% of the consolidated net assets of the Company as of December 31, 2019. As of December 31, 2019, VEON Ltd. had restricted net assets of 58%, compared to 22% in 2018, of total net assets. This was primarily due to the purchase of 41% of GTH’s issued shares, which had the effect of decreasing our shareholder’s equity and thus increasing the share of restricted assets proportional to the amount of shareholder’s equity. Accordingly, separate condensed financial statements of VEON Ltd. have been prepared, in accordance with Rule 5-04 and Rule 12-04 of SEC Regulation S-X.
The separate condensed financial statements should be read in conjunction with the Company’s consolidated financial statements and the accompanying notes thereto.
The separate condensed financial statements have been prepared in accordance with Title 9 of Book 2 of the Dutch Civil Code. In accordance with the provisions of Article 362, paragraph 8, Title 9 of Book 2 of the Dutch Civil Code the accounting policies used are the same as those explained in the Notes to the Consolidated Financial Statements, prepared under IFRS, except for the accounting policy disclosed below.
Subsidiaries
Subsidiaries are all entities (including intermediate subsidiaries) over which the Company has control. The Company controls an entity when it is exposed, or has rights, to variable returns from its involvement with the subsidiary and has the ability to affect those returns through its power over the subsidiary. Subsidiaries are recognized from the date on which control is transferred to the Company or its intermediate holding entities. They are derecognized from the date that control ceases.
Investments in subsidiaries are measured at net asset value. Net asset value is based on the measurement of assets, provisions and liabilities and determination of profit based on the principles applied in the consolidated financial statements. If the valuation of a subsidiary based on the net asset value is negative, it will be stated at nil. If and insofar as the Company can be held fully or partially liable for the debts of the subsidiary or has the firm intention of enabling the participation to settle its debts, a provision is recognized for this.
Newly acquired subsidiaries are initially recognized on the basis of the fair value of their identifiable assets and liabilities at the acquisition date.
For subsequent valuations, the principles that apply for these financial statements are used.
The amount by which the carrying amount of the subsidiary has changed since the previous financial statements as a result of the net result achieved by the subsidiary is recognized in the income statement.
Condensed statement of financial position:
As of December 31

	2019	2018	2017
Non-current assets
Intangible assets	10	9	37
Tangible fixed assets	15	4	7
Financial fixed assets	1,152	3,590	4,236
Total non-current assets	1,177	3,603	4,280
Total current assets	393	435	394

Total assets	1,570	4,038	4,674

Equity	1,226	3,670	4,331
Total liabilities	344	368	343

Total equity and liabilities	1,570	4,038	4,674

Condensed income statement:
for the years ended December 31

	2019	2018	2017
Selling, general and administrative expenses	(160)	(240)	(177)
Other operating gains	350	—	—
Recharged expenses to group companies	21	47	60

Operating (loss) / profit	211	(193)	(117)
Finance income and (costs)	6	4	—
Share in result of subsidiaries after tax	404	771	(387)
Income tax	—	—	(1)
Total non-operating income and expenses	410	775	(388)

Profit / (loss) for the year	621	582	(505)

Condensed statements of comprehensive income:
for the years ended December 31

	2019	2018	2017
Total comprehensive loss for the year, net of tax	733	(138)	(1,081)

Condensed statement of cash flows:
for the years ended December 31

	2019	2018	2017

Net cash flows from operating activities	(213)	23	(313)

Investing activities
Receipt of dividends	—	571	1,392
Receipt of capital surplus from a subsidiary	650	—	—
Other cash flows from investing activities	101	(76)	(17)
Net cash flows used in investing activities	751	495	1,375

Financing activities
Proceeds from borrowings net of fees paid	—	—	606
Repayment of borrowings	—	—	(1,168)
Dividends paid to equity owners of the parent	(522)	(505)	(518)
Share capital issued and paid	—	—	—

Net cash flows generated from/(used in) financing activities	(522)	(505)	(1,080)

Net increase (decrease) in cash and cash equivalents	16	13	(18)
Net foreign exchange difference	—	1	(3)
Cash and cash equivalents at beginning of period	19	5	26
Cash and cash equivalents at end of period	35	19	5

 As of December 31, 2019, 2018 and 2017 there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or redemption requirements of redeemable stocks or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

Amsterdam, March 13, 2020
VEON Ltd.